Supplemental Operations Statement Information (Notes)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Supplemental Operations Statement and Cash Flow Information [Abstract]
Supplemental Operations Statement and Cash Flow Information
Note 7 – Supplemental Operations Statement Information

	Nine Months Ended June 30,
	2012	2011
Advertising and promotion expenses	$95.3	$87.3
Repair and maintenance expenses	28.7	24.3
Research and development expenses	6.0	5.6
Rent expense	3.0	3.0

Note 6 — Supplemental Operations Statement and Cash Flow Information

	Year Ended September 30,
	2011	2010	2009
Repair and maintenance expenses	$35.2	$36.1	$28.1
Advertising and promotion expenses	117.3	88.6	118.1
Research and development expenses	7.6	7.7	6.5
Intercompany interest paid	51.5	47.6	57.3